Income Taxes - Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax reconciliation [abstract]
Income (loss) before income tax	$ 120.7	$ (205.8)	$ 27.4
Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	(41.0)	70.0	(9.3)
Tax on profits of overseas subsidiaries	(8.2)	(76.8)	(92.1)
Transfer Pricing and Thin Capitalization	(1.5)	(2.6)	(36.3)
Functional currency effect of the non-monetary assets	132.4	134.4	(60.0)
Research and development tax incentives	16.6	4.0	1.2
Equity in the earnings of subsidiaries	3.8	2.7	0.4
Non-reconized DTA on tax losses carryfoward	(40.4)	(125.4)	(68.2)
Diferent tax rates in subsidiaries	110.5	33.2	28.2
Other differences between accounting and fiscal basis	(128.6)	(37.2)	165.2
Total income tax expense	84.6	(67.7)	(61.6)
Income tax and social contribution income (expense) benefit as reported	43.6	2.3	(70.9)
Current income tax and social contribution expense as reported	(109.0)	(84.5)	(32.5)
Deferred income tax and social contribution income (expense) benefit as reported	$ 152.6	$ 86.8	$ (38.4)
Effective rate	36.10%	(1.10%)	(258.80%)